Property, Plant and Equipment - Summary of Cost and Accumulated Depreciation of Property Plant and Equipment (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 288,418
Ending balance	38,333	$ 288,418
Gross carrying amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	801,221	720,959
Additions	2,992	80,262
Disposals	(289,234)
Ending balance	514,979	801,221
Accumulated depreciation, amortisation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	512,803	277,393
Depreciation expenses	173,056	235,410
Disposals	(209,213)
Ending balance	476,646	512,803
Office Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	98,820
Ending balance	31,105	98,820
Office Equipment | Gross carrying amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	276,935	211,302
Additions	2,992	65,633
Disposals	(68,612)
Ending balance	211,315	276,935
Office Equipment | Accumulated depreciation, amortisation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	178,115	115,436
Depreciation expenses	52,388	62,679
Disposals	(50,293)
Ending balance	180,210	178,115
Other Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	11,052
Ending balance	1,938	11,052
Other Equipment | Gross carrying amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	36,180	35,153
Additions		1,027
Disposals	(889)
Ending balance	35,291	36,180
Other Equipment | Accumulated depreciation, amortisation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	25,128	14,344
Depreciation expenses	8,742	10,784
Disposals	(517)
Ending balance	33,353	25,128
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	178,546
Ending balance	5,290	178,546
Leasehold Improvements | Gross carrying amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	488,106	474,504
Additions		13,602
Disposals	(219,733)
Ending balance	268,373	488,106
Leasehold Improvements | Accumulated depreciation, amortisation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	309,560	147,613
Depreciation expenses	111,926	161,947
Disposals	(158,403)
Ending balance	$ 263,083	$ 309,560